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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: October 31, 2012

Check here if Amendment [_]; Amendment Number: __________________________

   This Amendment (Check only one.)   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Triangle Peak Partners, LP
Address: PO Box 3788
         Carmel Plaza, Suite 305 (Ocean & Mission Streets)
         Carmel, CA 93921

Form 13F File Number: 28-14694

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott M. Bilyeu
Title:   Chief Compliance Officer
Phone:   831-293-8438

Signature, Place, and Date of Signing:

/s/ Scott M. Bilyeu     Carmel, CA      November 2, 2012
--------------------   --------------   -----------------
    [Signature]        [City, State]         [Date]

Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ----------
Form 13F Information Table Entry Total:  81
                                         ----------
Form 13F Information Table Value Total:  64,932
                                         ----------
                                         (thousands)

List of Other Included Managers:

   NONE

                          FORM 13F INFORMATION TABLE

      COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7     COLUMN 8
                                                 VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
--------------         -------------- --------- -------- ------- --- ---- ---------- -------- ----- ------ ----
3M CO                       COM       88579Y101    393     4254  SH          Sole              3700         554
ACCENTURE PLC
  IRELAND               SHS CLASS A   G1151C101    428     6116  SH          Sole              5324         792
ADOBE SYS INC               COM       00724F101    392    12095  SH          Sole             10532        1563
ALTERA CORP                 COM       021441100    385    11313  SH          Sole              9854        1459
ALTRIA GROUP INC            COM       02209S103    244     7313  SH          Sole              6257        1056
AMERICAN EXPRESS CO         COM       025816109    398     7003  SH          Sole              6103         900
ANALOG DEVICES INC          COM       032654105    398    10157  SH          Sole              8839        1318
ANHEUSER BUSCH INBEV
  SA/NV                SPONSORED ADR  03524A108    209     2428  SH          Sole              2062         366
APOLLO GROUP INC           CL A       037604105    399    13747  SH          Sole             11919        1828
APPLE INC                   COM       037833100    394      591  SH          Sole               515          76
ASML HOLDING N V        NY REG SHS    N07059186    348     6479  SH          Sole              6479
ASTRAZENECA PLC        SPONSORED ADR  046353108    341     7129  SH          Sole              7129
AVAGO TECHNOLOGIES
  LTD                       SHS       Y0486S104    356    10197  SH          Sole             10197
BAXTER INTL INC             COM       071813109    396     6571  SH          Sole              5726         845
BHP BILLITON LTD       SPONSORED ADR  088606108    347     5059  SH          Sole              5059
BIOGEN IDEC INC             COM       09062X103    387     2596  SH          Sole              2260         336
BP PLC                 SPONSORED ADR  055622104    341     8053  SH          Sole              8053
BT GROUP PLC                ADR       05577E101    341     9162  SH          Sole              9162
CAPITAL ONE FINL CORP       COM       14040H105    428     7511  SH          Sole              6591         920
CARDINAL HEALTH INC         COM       14149Y108    392    10061  SH          Sole              8744        1317
GROUPE CGI INC         CL A SUB VTG   39945C109    348    12955  SH          Sole             11073        1882
CHECK POINT
  SOFTWARE TECH LT          ORD       M22465104    346     7182  SH          Sole              7182
COACH INC                   COM       189754104    284     5062  SH          Sole              4112         950
COLGATE PALMOLIVE
  CO                        COM       194162103    407     3793  SH          Sole              3311         482
COMPANHIA DE BEBIDAS
  DAS AME              SPON ADR PFD   20441W203    216     5651  SH          Sole              4835         816
DELTIC TIMBER CORP          COM       247850100   1005    15397  SH          Sole             13454        1943

DIAGEO P L C                   SPON ADR NEW  25243Q205  266  2356 SH    Sole    2016     340
DISH NETWORK CORP                  CL A      25470M109  429 13999 SH    Sole   12348    1651
DOLLAR TREE INC                    COM       256746108  393  8137 SH    Sole    7082    1055
EXPRESS SCRIPTS HLDG CO            COM       30219G108  390  6235 SH    Sole    5417     818
EXXON MOBIL CORP                   COM       30231G102  395  4315 SH    Sole    3755     560
GARMIN LTD                         SHS       H2906T109  402  9639 SH    Sole    8387    1252
GILEAD SCIENCES INC                COM       375558103  344  5179 SH    Sole    4499     680
GLAXOSMITHKLINE PLC           SPONSORED ADR  37733W105  339  7330 SH    Sole    7330
GOLDMAN SACHS GROUP INC            COM       38141G104  396  3483 SH    Sole    3030     453
GOOGLE INC                         CL A      38259P508  345   457 SH    Sole     388      69
HEWLETT PACKARD CO                 COM       428236103  394 23101 SH    Sole   20024    3077
INTERNATIONAL BUSINESS MACHS       COM       459200101  400  1930 SH    Sole    1679     251
ISHARES INC                   MSCI CDA INDEX 464286509 1188 41713 SH    Sole   30758   10955
ISHARES TR                    BARCLYS MBS BD 464288588  375  3434 SH    Sole            3434
ISHARES TR                    HIGH YLD CORP  464288513  202  2187 SH    Sole            2187
ISHARES TR                    IBOXX INV CPBD 464287242 1905 15644 SH    Sole           15644
ISHARES TR                    S&P MIDCAP 400 464287507 1109 11241 SH    Sole    9826    1415
ISHARES TR                    S&P SMLCAP 600 464287804  270  3497 SH    Sole    3056     441
JOY GLOBAL INC                     COM       481165108  391  6982 SH    Sole    6078     904
KOHLS CORP                         COM       500255104  393  7672 SH    Sole    6667    1005
LORILLARD INC                      COM       544147101  387  3322 SH    Sole    2886     436
MATTEL INC                         COM       577081102  395 11148 SH    Sole    9703    1445
MCDONALDS CORP                     COM       580135101  388  4230 SH    Sole    3676     554
MCGRAW HILL COS INC                COM       580645109  397  7274 SH    Sole    6323     951
MCKESSON CORP                      COM       58155Q103  386  4490 SH    Sole    3903     587
MICROSOFT CORP                     COM       594918104  388 13050 SH    Sole   11358    1692
MOLSON COORS BREWING CO            CL B      60871R209  220  4877 SH    Sole    4173     704
MOODYS CORP                        COM       615369105  394  8931 SH    Sole    7774    1157
NORDSTROM INC                      COM       655664100  396  7177 SH    Sole    6241     936
ORACLE CORP                        COM       68389X105  402 12794 SH    Sole   11151    1643
PHILIP MORRIS INTL INC             COM       718172109  392  4360 SH    Sole    3789     571
PLUM CREEK TIMBER CO INC           COM       729251108  966 22046 SH    Sole   19117    2929

RAYONIER INC                     COM        754907103   972  19823 SH    Sole    17274    2549
REYNOLDS AMERICAN INC            COM        761713106   225   5200 SH    Sole     4449     751
RIO TINTO PLC               SPONSORED ADR   767204100   342   7320 SH    Sole     7320
ROGERS COMMUNICATIONS
  INC                           CL B        775109200   397   9822 SH    Sole     8542    1280
ROYAL DUTCH SHELL PLC        SPON ADR B     780259107   335   4705 SH    Sole     4705
RYDEX ETF TRUST           GUG S&P 500 EQ WT 78355W106  5397 103426 SH    Sole    90005   13421
SANOFI                      SPONSORED ADR   80105N105   337   7835 SH    Sole     7835
SELECT SECTOR SPDR TR      SBI CONS STPLS   81369Y308  1067  29785 SH    Sole    26354    3431
SELECT SECTOR SPDR TR      SBI HEALTHCARE   81369Y209   661  16466 SH    Sole    14007    2459
SELECT SECTOR SPDR TR      SBI INT-ENERGY   81369Y506  1299  17683 SH    Sole    15271    2412
SELECT SECTOR SPDR TR       SBI INT-INDS    81369Y704   412  11280 SH    Sole     9971    1309
SELECT SECTOR SPDR TR        TECHNOLOGY     81369Y803  2775  90021 SH    Sole    78348   11673
STATE STR CORP                   COM        857477103   396   9428 SH    Sole     8214    1214
SUNCOR ENERGY INC NEW            COM        867224107   345  10502 SH    Sole    10502
TECK RESOURCES LTD              CL B        878742204   341  11570 SH    Sole    11570
TJX COS INC NEW                  COM        872540109   359   8011 SH    Sole     6844    1167
UNITED TECHNOLOGIES CORP         COM        913017109   393   5016 SH    Sole     4363     653
VANGUARD INTL EQUITY
  INDEX F                 MSCI EMR MKT ETF  922042858  8069 193403 SH    Sole   168271   25132
VANGUARD INTL EQUITY
  INDEX F                  MSCI EUROPE ETF  922042874 11092 245077 SH    Sole   178914   66163
VANGUARD INTL EQUITY
  INDEX F                   MSCI PAC ETF    922042866  3176  63072 SH    Sole    46333   16739
WATERS CORP                      COM        941848103   393   4721 SH    Sole     4110     611
WELLS FARGO & CO NEW             COM        949746101   395  11435 SH    Sole     9954    1481
WESTERN DIGITAL CORP             COM        958102105   394  10171 SH    Sole     8875    1296
REPORT SUMMARY                   81                   64932